Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 674,088	$ 936,931
Depreciation	99,455	89,629
Deferred revenue	56,651	50,187
Allowance for doubtful accounts	25,525	28,767
Deferred compensation	42,684	60,972
Unrealized loss	56,857	70,930
Nondeductible reserves	40,001	34,146
Interest	17,457	9,172
Other	923	1,735
Total deferred tax assets	1,013,641	1,282,469
Deferred tax liabilities:
Investment in subsidiaries	101,437	94,691
Amortization of intangible assets	295,410	353,490
Total deferred tax liabilities	396,847	448,181
Net deferred tax assets	616,794	834,288
Valuation allowance for net deferred tax assets	(711,767)	(1,090,710)
Net deferred tax liabilities	$ (94,973)	$ (256,422)